Transfers of Financial Assets - Summary of Securities Lending (Detail) - Securities lending [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Carrying amount of transferred financial assets	€ 3,718	€ 4,987
Fair value of cash collateral received	2,480	3,277
Fair value of non-cash collateral received	1,356	1,847
Net exposure	(117)	(138)
Non-cash collateral that can be sold or repledged in the absence of default	1,171	1,550
Non-cash collateral that has been sold or transferred	€ 0	€ 0